STATUTORY RESERVES (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Appropriation of after tax profit to general reserve fund	¥ 26,389,274	¥ 20,648,182